Note J - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31, 2012
Net Operating Loss Carry-Forwards	$307,000
Depreciation difference on fixed assets	(14,000)
Capitalized acquisition costs	77,000
Capitalized orgainzation costs	1,000
Total deferred tax assets	372,000
Valuation Allowance	(372,000)
Net Deferred Tax Asset	$--